Investments - Changes in investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Balance at beginning of year	€ 8,772	€ 7,588	€ 6,150
Acquisitions (disposals) of companies and capital increases (reductions)	676	(123)	(1,761)
Changes in the consolidation method (note 3)	(1,359)	1,368	2,967
Effect of equity accounting	(96)	324	737
Dividends paid and reimbursements of share premium	(186)	(407)	(404)
Exchange differences and other changes	(185)	22	(101)
Balance at end of year	7,622	8,772	7,588
Project Quasar Investment 2017 S.L.
Disclosure of associates [line items]
Changes in the consolidation method (note 3)	€ (956)	0	1,701
Ownership interest (as a percent)	49.00%
Popular Spain Holding de Inversiones, S.L.U. (former Allianz Popular, S.L.)
Disclosure of associates [line items]
Changes in the consolidation method (note 3)	€ (409)	0	0
Caceis
Disclosure of associates [line items]
Changes in the consolidation method (note 3)	0	1,010	0
Metrovacesa S.A.
Disclosure of associates [line items]
Changes in the consolidation method (note 3)	0	0	1,255
Santander Caceis Latam Holding, S.L. - Consolidated
Disclosure of associates [line items]
Changes in the consolidation method (note 3)	0	349	0
Ebury Partners Limited
Disclosure of associates [line items]
Acquisitions (disposals) of companies and capital increases (reductions)	409	0	0
Santander Vida Seguros y Reaseguros
Disclosure of associates [line items]
Acquisitions (disposals) of companies and capital increases (reductions)	219	0	0
WiZink Bank, S.A.
Disclosure of associates [line items]
Acquisitions (disposals) of companies and capital increases (reductions)	€ 0	€ 0	€ (1,033)